Related parties (Tables)	3 Months Ended
Mar. 31, 2018
Related parties
Schedule of compensation for key management personnel
	For the three months ended March 31,
	2018	2017
	(Unaudited)
Salaries and wages	4.0	3.7
Share-based compensation and restricted share units plans	6.0	3.6

	10.0	7.3

Schedule of transactions with TAP

	For the three months ended March 31,
	2018	2017
	(Unaudited)
Aircraft sublease (i)	2.9	6.1
TAP Convertible Bonds (ii)	55.0	5.7

	57.9	11.8

(i)Aircraft sublease

In March 2016, the Company subleased fifteen aircraft to its related party TAP. Seven of the fifteen leases had been executed at a time when the market for regional aircraft was higher than when the related seven subleases were executed. As a result, although the Company believes that the rates in these seven subleases represented approximate market rates at the time of their execution, the Company will receive from TAP an amount lower than the amount that the Company has to pay under the related leases. This difference considering the total term of sublease contracts discounted to its net present value was R$64.4 in March 31, 2018 (December 31, 2017 — R$68.9) and recorded as a provision for the obligations under onerous leases, as required by IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, representing the remaining amount of the future unavoidable costs under the leases.

The loss recognized in the three months ended March 31, 2018 in the “result from related party transaction, net” line item in the interim consolidated income statements, due to assumptions at fair value.

In July 2017, the Company subleased two additional aircraft to TAP. These aircraft are owned by the Company and the rates in these leases represented market rates at the time of their execution. Additionally, two of the fifteen initially subleased aircraft was returned TAP, resulting in a total of fifteen aircraft subleased to TAP as of March 31, 2018.

For the fifteen subleases, over the three months ended March 31, 2018, amounts received from TAP from the subleases amounted to R$25.0 (March 31, 2017 — R$29.5), and amounts paid to the lessors of the related aircrafts totaled R$28.9 (March 31, 2017 — R$36.8).

(ii)TAP Convertible Bonds

On March 14, 2016, the Company acquired series a convertible bonds issued by TAP (the “TAP Convertible Bonds”) for an amount of €90 million. The TAP Convertible Bonds are convertible, in whole or in part at, the option of Azul into new shares representing the share capital of TAP benefiting from enhanced preferential economic rights (the “TAP Shares”). Upon full conversion, the TAP Shares will represent 6.0% of the total and voting capital of TAP, with the right to receive dividends or other distributions corresponding to 41.25% of distributable profits of TAP.

The option is exercisable starting in July 2016. The TAP Convertible Bonds mature 10 years from their issuance and bear interest at an annual rate of 3.75% until June 20, 2016 and at rate of 7.5% thereafter. Accrued interest remains unpaid until the earlier of the maturity date or early redemption of the bonds.

TAP has the right to early redeem the TAP Convertible Bonds if not yet converted and upon the earlier of (i) occurrence of an IPO, or (ii) 4 years from issuance of the TAP Convertible Bonds provided that TAP should be in compliance with certain financial covenants. The TAP Convertible Bonds will be redeemed at their principal amount together with the accrued unpaid interest.

The TAP Convertible Bonds, as well as the option to convert them into TAP Shares, were classified as a single financial asset recorded at changes in the fair value through profit or loss, under “Result from related parties’ transactions, net”, classified in “Long term investments”. Until December 2017, HNA had an option to obtain 30% of the economic interest in the TAP bonds. In December 2017, the option expired unexercised thus the associated liability was reversed in December 2017.

For the three months ended March 31, 2018, the net result from changes in the fair value of TAP Convertible Bonds was a net gain of R$60.7. The net change for the three-months March 31, 2017 was R$5.7.